DISCONTINUED OPERATIONS - Schedule of Results of Discontinued Operations (Details) (USD $)	3 Months Ended		9 Months Ended		13 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011
Assets:
Assets of discontinued operations						$ 347,335
Liabilities:
Accounts payables and accrued expenses	1,116,214		1,116,214		1,116,214	821,111
Liabilities of discontinued operations						21,622
Operating and other non-operating expenses	5,433,346	4,635,373	27,215,501	5,878,389	37,101,251
Discontinued Operations
Assets:
Accounts receivable, net						44,300
Notes and loan receivable						16,750
Assets of discontinued operations						61,050
Liabilities:
Accounts payables and accrued expenses						21,622
Liabilities of discontinued operations						21,622
Revenues				3,071,562
Cost of sales				5,115,717
Gross profit				(2,044,155)
Operating and other non-operating expenses			(50,298)	(2,005,767)
Loss from discontinued operations			$ (50,298)	$ (4,049,922)